GOODWILL (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The Company's Goodwill balance on the Consolidated balance sheet is comprised of the following amounts:

at December 31	2025		2024
(millions)	Canadian dollars	U.S. dollars[1]	Canadian dollars	U.S. dollars[1]

Columbia	10,082	7,351	10,588	7,351
ANR	2,669	1,946	2,803	1,946
Great Lakes	167	122	176	122
North Baja	66	48	70	48
Tuscarora	32	23	33	23
	13,016	9,490	13,670	9,490
1Represents gross amounts of goodwill as at December 31, 2025 and 2024 of US$10,828 million, net of accumulated impairment of US$1,338 million.
Changes in Goodwill were as follows:

(millions of Canadian $)	U.S. Natural Gas Pipelines

Balance at January 1, 2024	12,532
Foreign exchange rate changes	1,138
Balance at December 31, 2024	13,670
Foreign exchange rate changes	(654)
Balance at December 31, 2025	13,016